UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES:
Net (loss)/income	$ (22,177)	$ 14,771
Adjustments to reconcile net income to net cash provided by operating activities:
Non-cash adjustments	59,292	68,345
Decrease/(increase) in operating assets	22,083	(52,750)
(Decrease)/increase in operating liabilities	(9,578)	13,886
Payments for drydock and special survey costs	(8,269)	(6,609)
Net cash provided by operating activities	41,351	37,643
INVESTING ACTIVITIES:
Acquisition of investments in affiliates	(111,495)	(1,472)
Acquisition of vessels	0	(38,357)
Acquisition of intangible assets	(2,092)	0
Loan repayment from affiliate company	35,000	5,000
Decrease/(increase) in long term receivable from affiliate companies	4,453	(1,906)
Proceeds from sale of assets	0	59,500
Purchase of property, equipment and other fixed assets	(16,127)	(8,535)
Net cash (used in)/provided by investing activities	(90,261)	14,230
FINANCING ACTIVITIES:
Proceeds from long-term loans, net of deferred finance fees	0	50,759
Repayment of long-term debt and payment of principal	(33,058)	(92,232)
Proceeds from issuance of senior notes including premium, net of debt issuance costs	90,284	0
Dividends paid	(13,205)	(13,141)
Issuance of common stock	279	93
Payments of obligations under capital leases	(662)	(851)
Decrease in restricted cash	18,501	1,498
Net cash provided by/(used in) financing activities	62,139	(53,874)
Increase/(decrease) in cash and cash equivalents	13,229	(2,001)
Cash and cash equivalents, beginning of period	257,868	171,096
Cash and cash equivalents, end of period	271,097	169,095
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	53,485	48,971
Cash paid for income taxes	774	745
Non-cash investing and financing activities
Due from Navios Partners for the sale of Navios Buena Ventura in June 2012	0	8,000
Reclassification of investments in available for sale securities to investments in affiliates	0	82,572
Reclassification of accumulated other comprehensive income to investments in affiliates	0	6,158
Dividends declared but not paid	0	6,146
Investments in available for sale securities	17,715	232
Purchase of property and equipment	0	487
Capitalized deferred financing costs into vessel cost	0	135
Revaluation of vessels due to restructuring of capital lease obligations	0	4,590
Decrease in capital lease obligations due to restructuring	$ 0	$ (4,590)